Financial Instruments - Summary of Aggregate Contracted Principal Amounts of Company's Derivative Contracts Outstanding (Parenthetical) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)
At fair value [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments | ₨	₨ 796		₨ (1,131)
At cost [member] | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ 1,158		$ 1,550
At cost [member] | Philippines, Pesos | Sell: Forward contracts [member]
Disclosure of derivative contract outstanding [line items]
Non-designated derivative instruments		$ 167		$ 77